DEBT - Assets Pledged (Details) $ in Thousands	Jun. 30, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,243,448	$ 1,758,939
Floating Rate Debt [Member]
Debt Instrument [Line Items]
Number of vessels serving as security | vessel	61	45
Securities Pledged as Collateral [Member] | Floating Rate Debt [Member]
Debt Instrument [Line Items]
Vessels and equipment, net	$ 2,193,800	$ 1,733,200